Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables	Mar. 31, 2023 USD ($)
Within 90 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, Gross	$ 3,708,339
Allowance for doubtful accounts
Accounts receivable, Net	3,708,339
91-180 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, Gross	636,974
Allowance for doubtful accounts
Accounts receivable, Net	636,974
181-365 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, Gross	150,616
Allowance for doubtful accounts	(7,531)
Accounts receivable, Net	143,085
Greater than 1 year [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, Gross	239,490
Allowance for doubtful accounts	(79,188)
Accounts receivable, Net	160,302
Accounts receivable, net [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, Gross	4,735,419
Allowance for doubtful accounts	(86,719)
Accounts receivable, Net	$ 4,648,700